Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity

22	Equity

	2025 Number of shares	2024 Number of shares	2023 Number of shares
Ordinary shares issued and fully paid as at January 1	503,407,783	497,938,845	497,887,721
Share buy-back during the year	—	—	(775,501)
RSU vesting	2,459,128	5,468,938	826,625
Ordinary shares issued and fully paid as at December 31	505,866,911	503,407,783	497,938,845
The parent company has one class of ordinary shares which carry no right to fixed income and is authorized to issue an unlimited number of shares in any class.
All shares are issued at no par value.

22.1	Issued capital
For the year ended December 31, 2025, the Company issued 2,459,128 (2024: 5,468,938) (2023: 826,625) ordinary shares upon the vesting of restricted stock units.

22.2	Treasury shares
On January 11, 2023, the Company announced that the Board approved a Share Repurchase Program through December 31, 2023. Following the announcement, 775,501 shares were repurchased for total proceeds of $2.9 million during the year ended December 31, 2023.

22.3	Accumulated other comprehensive income
Included in this balance is foreign exchange reserve, which relates to retranslation of the Group’s foreign subsidiaries with a non-USD functional currency into the Parent’s presentation currency and retranslation of intangible assets associated with operations in foreign currencies.

22.4	Dividends paid and proposed

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Cash dividends on ordinary shares declared during the year:
Interim dividend, paid during the year	81	50	—
Special dividend, payable at year end	—	75	—
	81	125	—

Cash dividend on ordinary shares declared after December 31:
Special dividend	127	—	—
Final dividend	25	20	—

Dividend per share:
Interim dividend per share (cents)	16.00	10.00	—
Special dividend per share (cents)	25.00	15.00	—
Final dividend per share (cents)	5.00	4.00	—
All dividends are declared and paid in USD.

22	Equity (continued)

22.5	Entities with significant influence over the Group
During the year ended as at December 31, 2025, the Group did not have an ultimate controlling party as no entity is deemed to have control over the Group. Instead, Knutsson Ltd and Chivers Ltd are considered to exercise significant influence by way of holding 44.85% and 19.35% respectively (2024: 45.26% and 19.45%), respectively, of the issued share capital of Super Group as at December 31, 2025.
The Group has transactions with certain entities, including Smerelda Property Investments (Pty) Ltd, as described in note 11, Camden Property Holding Limited, as described in note 12, Apricot Investments Limited, as described in note 14, where discretionary beneficiaries of certain trusts are common between ultimate major shareholders of those entities and Super Group. These relationships have been assessed and are not considered by the Company to meet the definition of a related party under IAS 24.